Note 6 - Goodwill and Other Intangible Assets - Intangible Assets (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	May 05, 2016
Finite-lived intangible assets, gross	$ 8,397,000	$ 8,397,000
Accumulated amortization	(769,609)	(556,592)
Finite-lived intangible assets, gross	7,627,391	7,840,408	$ 8,400,000
Trademarks [Member]
Finite-lived intangible assets, gross	917,000	917,000
Accumulated amortization	(55,217)	(39,934)
Technology-Based Intangible Assets [Member]
Finite-lived intangible assets, gross	6,576,000	6,576,000
Accumulated amortization	(659,957)	(477,290)
Customer Relationships [Member]
Finite-lived intangible assets, gross	904,000	904,000
Accumulated amortization	$ (54,435)	$ (39,368)